Consolidated Statements of Financial Position - EUR (€) € in Thousands		Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015
Non-current assets
Property, plant and equipment		€ 1,342,471	€ 1,156,031	€ 999,072	[1]
Intangible assets		60,593	28,694	23,194	[1]
Goodwill		38,900
Deferred tax assets		24,470	20,370	23,024	[1]
Other investments		3,693	1,942
Other non-current assets		13,674	11,914	11,152	[1]
Non-current assets		1,483,801	1,218,951	1,056,442	[1]
Current assets
Trade and other current assets		179,786	147,821	141,936	[1]
Cash and cash equivalents		38,484	115,893	53,686	[1]
Current assets		218,270	263,714	195,622	[1]
Total assets		1,702,071	1,482,665	1,252,064	[1]
Shareholders' equity
Share capital		7,141	7,060	6,992	[1]
Share premium		539,448	523,671	509,816	[1]
Foreign currency translation reserve		2,948	9,988	20,865	[1]
Hedging reserve, net of tax		(169)	(243)	(213)	[1]
Accumulated profit / (deficit)		47,360	8,293	(30,043)	[1]
Shareholders' equity		596,728	548,769	507,417	[1],[2],[3]
Non-current liabilities
Other non-current liabilities		15,080	11,718	12,049	[1]
Deferred tax liability		21,336	9,628	9,951	[1]
Borrowings		724,052	723,975	550,812	[1]
Non-current liabilities		760,468	745,321	572,812	[1]
Current liabilities
Trade payables and other liabilities		229,878	171,399	162,629	[1]
Income tax liabilities		6,237	5,694	2,738	[1]
Provision for onerous lease contracts	[1]			1,517
Borrowings		108,760	11,482	4,951	[1]
Current liabilities		344,875	188,575	171,835	[1]
Total liabilities		1,105,343	933,896	744,647	[1]
Total liabilities and shareholders' equity	[3]	€ 1,702,071	€ 1,482,665	€ 1,252,064	[1]

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.
[2]	Since no minority shareholders in Group equity exist, the Group equity is entirely attributable to the parent's shareholders.
[3]	The accompanying notes form an integral part of these consolidated financial statements.